Financial Statement Balances and Amounts of VIEs and Subsidiaries Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Subsidiaries within Group (Detail)
¥ in Millions, $ in Millions
	6 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 20,349			$ 2,880	¥ 33,443
Short-term investments	132,174			18,708	112,924
Accounts receivable, net	6,706			949	7,416
Total current assets	172,048			24,351	165,562
Fixed assets, net	16,894			2,391	18,311
Intangible assets, net	1,633			231	1,600
Licensed copyrights, net	5,743			813	6,287
Long-term investments, net	68,625			9,713	69,410
Operating lease right-of-use assets	7,352			1,041	7,332
Total non-current assets	132,420			18,743	135,754
Total	304,468			43,094	301,316
Accounts payable and accrued liabilities	31,986			4,527	32,701
Customer deposits and deferred revenue	11,601			1,642	11,062
Operating lease liabilities	2,379			337	2,283
Total current third-party liabilities	60,448			8,555	57,380
Operating lease liabilities	4,404			623	4,486
Total non-current third-party liabilities	72,224			10,224	71,121
Total revenues	48,579	$ 6,875	¥ 50,449
Net income (loss)	1,110	158	725
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	1,572			223	2,313
Short-term investments	4,419			625	1,892
Accounts receivable, net	5,899			835	5,023
Others	6,067			859	5,750
Total current assets	17,957			2,542	14,978
Fixed assets, net	3,775			534	3,839
Intangible assets, net	1,423			201	1,404
Licensed copyrights, net	1,193			169	1,641
Long-term investments, net	19,859			2,811	21,825
Operating lease right-of-use assets	6,309			893	6,525
Others	11,477			1,624	12,325
Total non-current assets	44,036			6,232	47,559
Total	61,993			8,774	62,537
Total current third-party liabilities	24,976			3,535	24,692
Total non-current third-party liabilities	6,150			870	6,295
Total liabilities	47,139			6,671	48,108
Total revenues	27,272	3,860	27,547
Net income (loss)	(358)	(51)	451
Net cash (used in) provided by operating activities	3,255	461	(229)
Net cash used in investing activities	(3,471)	(491)	(3,897)
Net cash provided by (used in) financing activities	(517)	$ (73)	¥ 3,529
Variable Interest Entity, Primary Beneficiary | Third-party Liabilities
Variable Interest Entity [Line Items]
Accounts payable and accrued liabilities	15,941			2,256	15,774
Customer deposits and deferred revenue	5,531			783	4,841
Operating lease liabilities	2,088			296	2,110
Others	1,416			200	1,967
Total current third-party liabilities	24,976			3,535	24,692
Operating lease liabilities	4,036			571	4,227
Others	2,114			299	2,068
Total non-current third-party liabilities	6,150			870	6,295
Variable Interest Entity, Primary Beneficiary | Amounts due to the company and its non-VIE subsidiaries net
Variable Interest Entity [Line Items]
Amounts due to the Company and its non-VIE subsidiaries, net	¥ 16,013			$ 2,266	¥ 17,121